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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2910

Mosaic Government Money Market Trust
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

W. Richard Mason
Madison/Mosaic Legal and Compliance Department
8777 N. Gainey Center Drive, Suite 220
Scottsdale, AZ  85258
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  September 30

Date of reporting period:  June 30, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments.

Mosaic Government Money Market

Portfolio of Investments - June 30, 2006 (unaudited)

	Principal Amount	Amortized Value

US GOVERNMENT AGENCY OBLIGATIONS: 99.1% of Net Assets

Federal Farm Credit Bank, 5.14%, 7/21/06	850,000	847,573
Federal Home Loan Bank, 4.73% 7/24/06	1,000,000	996,959
Federal Home Loan Bank, 4.89% 7/26/06	1,000,000	996,585
Federal Home Loan Bank, 5.15% 8/04/06	1,000,000	995,127
Federal Home Loan Bank, 5.04% 8/09/06	1,000,000	994,531
Federal Home Loan Bank, 4.93% 8/11/06	1,000,000	994,360
Federal Home Loan Bank, 4.97% 8/23/06	750,000	744,498
Federal Home Loan Bank, 5.2% 9/15/06	1,500,000	1,483,519
Federal Home Loan Bank, 5.28% 9/29/06	1,000,000	986,777
Freddie Mac, 4.85% 7/18/06	1,250,000	1,247,122
Freddie Mac, 4.82% 8/02/06	750,000	746,768
Freddie Mac, 4.94% 8/15/06	1,500,000	1,490,698
Freddie Mac, 5.03% 8/22/06	1,000,000	992,708
Freddie Mac, 5.02% 8/29/06	1,000,000	991,754
Freddie Mac, 5.01% 9/05/06	1,500,000	1,486,197
Freddie Mac, 4.79% 9/19/06	1,250,000	1,236,592
Freddie Mac, 5.03% 9/25/06	1,000,000	987,958
Freddie Mac, 5.28% 9/26/06	850,000	839,151
Fannie Mae, 4.80% 7/05/06	1,000,000	999,464
Fannie Mae, 4.82% 7/12/06	1,500,000	1,497,779
Fannie Mae, 4.80% 7/24/06	750,000	747,686
Fannie Mae, 4.95% 8/16/06	1,000,000	993,648
Fannie Mae, 4.79% 8/31/06	1,500,000	1,487,722
Fannie Mae, 4.93% 9/01/06	1,000,000	991,475
Fannie Mae, 4.88% 9/08/06	1,300,000	1,287,767
Fannie Mae, 5.13% 9/13/06	1,250,000	1,236,803
Fannie Mae, 4.91% 9/18/06	2,500,000	2,472,769
Fannie Mae, 5.27% 9/20/06	1,500,000	1,482,210
Fannie Mae, 5.22% 9/27/06	1,250,000	1,234,028
Fannie Mae, 5.26% 10/16/06	1,000,000	984,354
Fannie Mae, 5.28% 10/23/06	1,000,000	983,275

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $35,457,857)		35,457,857

REPURCHASE AGREEMENT: 1.2% of Net Assets
With Morgan Stanley and Company issued 6/30/06 at 4.40%, due
7/3/06, collateralized by $457,257 in United States Treasury Notes
due 2/29/08. Proceeds at maturity are $446,164 (Cost $446,000).		446,000

TOTAL INVESTMENTS: (Cost $35,903,857)		35,903,857

CASH AND RECEIVABLES LESS LIABILITIES: (0.3)% of Net Assets		(131,806)

NET ASSETS: 100%		35,772,051

CAPITAL SHARES OUTSTANDING		35,773,737

NET ASSET VALUE PER SHARE		$1.00

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer determined that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.  There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mosaic Government Money Market Trust

By: (signature)

W. Richard Mason, Secretary

Date: August 8, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Chief Executive Officer

Date:  August 8, 2006

By:  (signature)

Greg Hoppe, Chief Financial Officer

Date: August 8, 2006